Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to
Entity Registrant Name	Odyssey Semiconductor Technologies, Inc.
Entity Central Index Key	0001781405
Entity Tax Identification Number	84-1766761
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Brown Road
Entity Address, City or Town	Ithaca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14850
City Area Code	(607)
Local Phone Number	351-9768
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false